Operating segments - Summary of gross sales revenue within the reportable segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 43,165	$ 40,522	$ 40,030
Reportable segments [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	45,398	42,850	41,872
Reportable segments [Member] | Iron ore [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	24,075	18,731	18,466
Reportable segments [Member] | Aluminium [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	10,340	12,191	11,005
Reportable segments [Member] | Copper & Diamonds [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	5,815	6,468	4,842
Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	5,150	5,451	7,549
Reportable segments [Member] | Other operations [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	18	9	10
Inter-segment transactions [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	(31)	(15)	(15)
Product group [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	45,367	42,835	41,857
Items excluded from underlying earnings [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	0	0	10
Gross sales revenue [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	45,367	42,835	41,867
Share of equity accounted units and adjustments [Member]
Disclosure of operating segments [Line Items]
Sales revenue	$ (2,202)	$ (2,313)	$ (1,837)